Cover	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	ATI Physical Therapy, Inc.
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001815849
Amendment Description	This Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (File No. 333-257801) (as amended, the “Registration Statement”) of ATI Physical Therapy, Inc. (the “Company,” “we,” “our”), as originally declared effective by the Securities and Exchange Commission (the “SEC”) on July 29, 2021, is being filed pursuant to the undertakings in Item 17 of the Registration Statement to: (i) include the information contained in the Company’s Annual Report on Form 10-K for the year ended December 31, 2021, that was filed with the SEC on March 1, 2022, and (ii) update certain other information in the Registration Statement to reflect current business operations. The information included in this filing amends this Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration and filing fees were paid at the time of the original filing of the Registration Statement.